Notes Payable (Tables)	12 Months Ended
Apr. 30, 2014
Notes Payable [Abstract]
Schedule of Notes Payable

Notes payable consisted of the following at April 30, 2014 and 2013:

	April 30,	April 30,
	2014	2013
Note payable - related party originating August 14, 2012; no monthly payments required; bearing interest at 5% [A] [D]	$300,000	$300,000
Note payable - related party originating March 13, 2012; no monthly payments required; bearing interest at 0.19% [A] [D]	300,000	300,000
Note payable - originating February 25, 2012; no monthly payments required [B]	75,000	100,000
Note payable - originating February 27, 2012; no monthly payments required [C]	50,000	50,000
Note payable - originating February 29, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 29, 2014 (In default at April 30, 2014)	50,000	50,000
Loan Payable Officer - related party originating June 28, 2013; no monthly payments required; bearing interest at 10%; maturing January 1, 2016 [D]	1,000,000	-
Debentures payable, net of OID	1,787,229	-
Total	3,562,229	800,000
Less: Current maturities (loans payable)
Less: Current maturities (notes payable)	(175,000)	(200,000)
Less: Current maturities (Debentures Payable)	(1,787,229)
Subtotal	1,600,000	600,000
Less: amount due after one year for notes payable	-	-
Amount due after one year for convertible notes payable	$1,600,000	$600,000

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[A] - Effective September 4, 2012, note amended to provide a maturity date of August 31, 2013. Effective December 17, 2012, note further amended to provide a maturity date of August 31, 2014. On September 25, 2013, maturity date had been extended to April 5, 2015. On July 16, 2014, the maturity date had been extended to January 1, 2016.

[B] - Effective February 28, 2014 the note was amended to provide a maturity date of December 1, 2014 and interest rate of 3.25%.

[C] - Effective February 18, 2014 the note was amended to provide a maturity date of December 1, 2014 and interest rate of 3.25%.

[D] - Effective July 16, 2014 the note was amended to provide a maturity date of January 1, 2016.

Schedule of Future Maturities of Notes Payable	Future maturities of notes payable as of April 30, 2014 are as follows:

Year Ending April 30,
2015	$-
2016	1,600,000
$1,600,000